Calculation of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Numerator:
Net income (loss)	$ (6,684)	$ 4,803	$ (27,417)	$ 5,148	$ 9,830	$ (29,705)	$ (5,906)
Accretion of redeemable convertible preferred stock	(312)	(320)	(308)	(471)	(633)	(640)	(625)
Net income attributable to participating securities		(3,721)		(3,788)	(7,558)
Net income (loss) attributable to common stockholders - Basic	(6,996)	762	(27,725)	889	1,639	(30,345)	(6,531)
Undistributed earnings reallocated to participating securities		349		361	671
Net income (loss) attributable to common stockholders - Diluted	$ (6,996)	$ 1,111	$ (27,725)	$ 1,250	$ 2,310	$ (30,345)	$ (6,531)
Denominator:
Weighted-average shares outstanding - Basic	21,104,219	17,156,445	57,089,411	19,695,440	18,163,977	23,157,576	39,039,066
Effect of potentially dilutive securities:
Common stock options		10,465,912		10,917,099	9,931,509
Weighted-average shares outstanding - Diluted	21,104,219	27,622,357	57,089,411	30,612,539	28,095,486	23,157,576	39,039,066
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.33)	$ 0.04	$ (0.49)	$ 0.05	$ 0.09	$ (1.31)	$ (0.17)
Diluted	$ (0.33)	$ 0.04	$ (0.49)	$ 0.04	$ 0.08	$ (1.31)	$ (0.17)